Note 11 - Leases - Components of Lease Cost (Details) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Operating lease expense	$ 22,765	$ 16,552	$ 55,568	$ 49,055